Asset Retirement Obligation (Narrative) (Detail)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation [Line Items]
Asset Retirement Obligations Description	Due to the high rate of lease renewals over a long period of time, the calculation assumes that all related assets will be removed at some period over the next 50 years.